OTHER CURRENT ASSETS (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Dec. 26, 2020	Jun. 27, 2020	Jun. 29, 2019
Ownership			100.00%	100.00%
Voting interests percentages		1.40%	1.40%
Net loss on changes in fair value of investments			$ 4,566,178
Old Pal [Member]
Fair Value of investment		$ 1,970,000	$ 1,970,000
Old Pal [Member] | October 2018 and March 2019 [Member]
Voting interests percentages		8.70%
Aggregate purchase price		$ 2,000,000
Outstanding units percentages		10.00%
ToroVerde Inc [Member]
Ownership		14.30%	14.30%
Voting interests percentages		14.30%	14.30%
Aggregate purchase price	$ 5,000,000
Common shares purchased	9,000,000
Common shares purchase price per share	$ 0.56
Percentages of outstanding common shares	14.30%
Settlement of outstanding balances		$ 0	$ 0
The Hacienda Company LLC [Member]
Ownership		0.00%	3.20%
Voting interests percentages		0.00%	3.20%
Aggregate purchase price	$ 1,500,000
Settlement of outstanding balances		$ 750,000	$ 750,000